Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2021	June 30, 2020

Personnel and other short-term employee benefits	1,881	1,461
Extra pension benefits	—	—
Share-based compensation	538	336
Executive Board Members and other Executive Members compensation	2,419	1,797

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2021 are as follows:

	As of June 30,2021
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	1,711	1,813
Payments (the Company to AstraZeneca) / Liabilities	(5,531)	(13,368) (1)
Total	(3,820)	(11,555)

(1) This amount includes the provision for charges of $6,200 thousand (€5,217 thousand as of June 30, 2021) relating to the payment to be made to AstraZeneca on April 30, 2022 under the Lumoxiti transition and termination agreement effective as of June 30, 2021.